Net Revenues - Revenues disaggregated by geographic location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 1,876,989	$ 264,368	¥ 1,202,670	¥ 720,768
Revenue recognized at a point of time
Disaggregation of Revenue
Net revenues	1,783,803		1,175,758	706,066
Revenue recognized over time
Disaggregation of Revenue
Net revenues	93,186		26,912	14,702
Mainland China
Disaggregation of Revenue
Net revenues	991,912		697,294	269,634
North America
Disaggregation of Revenue
Net revenues	748,147		358,549	352,981
Europe
Disaggregation of Revenue
Net revenues	70,500		86,153	67,912
Other regions
Disaggregation of Revenue
Net revenues	¥ 66,430		¥ 60,674	¥ 30,241